Fair Value Measurements - Summary of Black-Scholes Option Pricing Model (Detail) - Convertible preferred stock warrant liability [Member]	Mar. 31, 2022 yr shares d	Dec. 31, 2021 yr shares	Dec. 31, 2020 shares yr
Series A Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | yr	4.67	3.72	2
Series A Convertible Preferred Stock Warrants | Fair value of underlying shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | shares	6.59	10	7.43
Series A Convertible Preferred Stock Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	68.14	65.07	0.8804
Series A Convertible Preferred Stock Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	2.42	1.01	0.0013
Series A Convertible Preferred Stock Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	0	0	0
Series B Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | yr	5.28	4.11	2
Series B Convertible Preferred Stock Warrants | Fair value of underlying shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | shares	6.59	10.08	7.63
Series B Convertible Preferred Stock Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	67.75	64.9	0.8804
Series B Convertible Preferred Stock Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	2.42	1.04	0.0013
Series B Convertible Preferred Stock Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	0	0	0
Series C Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | yr	6	4.59	2
Series C Convertible Preferred Stock Warrants | Fair value of underlying shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | shares	6.59	10.23	7.97
Series C Convertible Preferred Stock Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	67.43	64.83	0.8804
Series C Convertible Preferred Stock Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	2.41	1.09	0.0013
Series C Convertible Preferred Stock Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	0	0	0
Series D Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | yr	4.14	3.38	2
Series D Convertible Preferred Stock Warrants | Fair value of underlying shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | shares	6.59	11.11	9.82
Series D Convertible Preferred Stock Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	68.75	65.29	0.8804
Series D Convertible Preferred Stock Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	2.43	0.96	0.0013
Series D Convertible Preferred Stock Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	0	0	0